Condensed Consolidated Interim Statement of Cash Flows (Unaudited) - CHF (SFr)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Net loss	SFr (6,754,579)	SFr (2,658,501)
Adjustments for:
Depreciation	23,636	12,238
Unrealized foreign currency exchange (gain)/loss, net	(318,319)	15,468
Net interest expense	170,906
Share based payments	1,044,912	167,908
Employee benefits	26,101	38,319
Transaction costs		219,615
Fair value derivative financial instruments	428,742	(4,353)
Deferred tax (gain)/loss	(10,642)	(10,642)
Total	(5,389,243)	(2,219,948)
Changes in:
Inventories	(196,415)
Other receivables	(59,446)	184,280
Prepayments	(66,403)	235,388
Trade and other payables	714,292	318,105
Accrued expenses	78,646	(147,334)
Net cash used in operating activities	(4,918,569)	(1,629,509)
Cash flows from investing activities
Purchase of intangibles	(1,988,907)	(760,864)
Net cash used in investing activities	(1,988,907)	(760,864)
Cash flows from financing activities
Proceeds from equity issuance and public offering	3,894,739	997,999
Transaction costs		(3,335)
Change in outstanding loans	(50,000)	50,000
Interests paid	(13)
Net cash from financing activities	3,844,726	1,044,663
Net increase/(decrease) in cash and cash equivalents	(3,062,750)	(1,345,710)
Cash and cash equivalents at beginning of the period	11,258,870	1,384,720
Net effect of currency translation on cash	270,878	929
Cash and cash equivalents at end of the period	SFr 8,466,998	SFr 39,939